Inventories	12 Months Ended
Jun. 30, 2022
15. Inventories

15. Inventories

Breakdown of Group’s inventories as of June 30, 2022 and 2021 are as follows:

	06.30.2022	06.30.2021
Crops	6,177	11,684
Materials and supplies	6,952	5,839
Sugarcane	292	-
Agricultural inventories	13,421	17,523
Total inventories	13,421	17,523

As of June 30, 2022 and 2021 the cost of inventories recognized as expense amounted to ARS 48,271 and ARS 37,003, respectively and have been included in “Costs” in the Statements of Income and Other Comprehensive Income.